INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 01, 2023
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets	Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2022	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404
Additions	—	—	—	5,205	—	5,205
Disposals	—	—	(2,346)	(1,788)	—	(4,134)
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475

Accumulated amortization
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Amortization (note 21)	11,194	—	2,561	5,397	—	19,152
Disposals	—	—	(1,967)	(1,725)	—	(3,692)
Write-downs and impairments	25,095	36,320	875	—	—	62,290
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Carrying amount, January 1, 2023	$40,068	$170,725	$2,052	$17,106	$—	$229,951

2021	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542
Additions	—	—	—	3,635	—	3,635
Disposals	—	—	—	(773)	—	(773)
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404

Accumulated amortization
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Amortization (note 21)	9,944	292	2,582	5,258	—	18,076
Disposals	—	—	—	(484)	—	(484)
(Impairment reversal, net of write-downs)	(3,943)	(27,516)	—	—	—	(31,459)
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Carrying amount, January 2, 2022	$76,357	$207,045	$5,867	$17,361	$—	$306,630
DEPRECIATION AND AMORTIZATION:

	2022	2021

Depreciation of property, plant and equipment (note 9)	$102,314	$92,176
Depreciation of right-of-use assets (note 10)	14,777	13,973
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(11,317)	11,177
Amortization of intangible assets, excluding software (note 11)	13,755	12,818
Amortization of software (note 11)	5,397	5,258
Depreciation and amortization included in net earnings	$124,926	$135,402

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	2022	2021

Balance, beginning of fiscal year	$283,815	$206,636
Goodwill (disposed) acquired	(13,892)	77,179
Purchase price allocation adjustment	1,754	—
Balance, end of fiscal year	$271,677	$283,815

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and intangibles have been allocated to the Company's CGUs as follows:

	January 1, 2023	January 2, 2022

Textile & Sewing:
Goodwill	$271,677	$283,815
Definite life intangible assets (excluding computer software)	19,282	23,430
Indefinite life intangible assets	93,400	93,400
	$384,359	$400,645

Hosiery:
Goodwill	$—	$—
Definite life intangible assets (excluding computer software)	22,838	58,794
Indefinite life intangible assets	77,325	113,645
	$100,163	$172,439